Related party transactions (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Disclosure Of Transactions Between Related Parties
Primary account balances and transactions with associates and joint ventures accounted for under the equity method are as follows:

	Yen in millions
	March 31
	2023	2024
Trade and other accounts receivable

Associates	7,779	19,357
Joint ventures	6,326	3,913

Total	14,105	23,270

Other current assets
Associates	7,747	8,195
Joint ventures	—	—

Total	7,747	8,195

Accounts payable, trade
Associates	1,425	997
Joint ventures	228	265

Total	1,653	1,262

Short-term borrowings
Associates	3,124	3,070
Joint ventures	25,218	26,384

Total	28,342	29,454

Lease liabilities and other
Associates	74,955	78,102
Joint ventures	—	—

Total	74,955	78,102

Accounts payable for property, plant and equipment
Associates	12,050	16
Joint ventures	—	—

Total	12,050	16

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Sales
Associates	20,385	15,040	14,215
Joint ventures	27,374	30,220	34,199

Total	47,759	45,260	48,414

Purchases
Associates	3,271	4,450	6,385
Joint ventures	785	649	723

Total	4,056	5,099	7,108

Lease payments and other
Associates	11,180	13,720	15,467
Joint ventures	—	—	—

Total	11,180	13,720	15,467

Payments for property, plant and equipment
Associates	12,052	20,553	16
Joint ventures	—	—	—

Total	12,052	20,553	16

Disclosure Of Key Management Personnel Compensation Explanatory
Compensation for key management personnel for the fiscal years ended March 31, 2022, 2023 and 2024 is presented as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024

Short-term employee benefits	1,480	1,831	1,660
Stock-based compensation	1,597	1,928	2,917

Total	3,077	3,759	4,577